CONDENSED FINANCIAL INFORMATION OF THE CORPORATION - CONDENSED BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total assets	$ 1,090,363	$ 1,017,808
Liabilities
TOTAL LIABILITIES	975,772	905,659
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding, as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	57,366	55,546
Accumulated other comprehensive income	5,330	3,208	(2,563)
Total shareholders' equity	114,591	112,149	106,356	107,203
Total liabilities and shareholders' equity	1,090,363	1,017,808
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash	61	443
Investment in bank subsidiary -at equity	100,999	109,149
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,917	1,972
Cash surrender value - life insurance	4,395	3,950
Total assets	117,443	115,585
Liabilities
Accrued liabilities	1,686	1,559
Dividends payable	1,917	1,972
TOTAL LIABILITIES	3,603	3,531
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized; 5,180,000 and 5,330,000 shares issued and outstanding, as of December 31, 2012 and December 31, 2011, respectively	51,800	53,300
Retained earnings	56,710	55,546
Accumulated other comprehensive income	5,330	3,208
Total shareholders' equity	113,840	112,054
Total liabilities and shareholders' equity	$ 117,443	$ 115,585